UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 80.1%
BANK 0.2%
SJB Escrow Corp., Class A, 144A (a),(b),(c),(d)	11,400	$228,000
REAL ESTATE 79.9%
DIVERSIFIED 6.1%
American Assets Trust	22,126	470,620
Forest City Enterprises (d)	113,267	2,132,818
Vornado Realty Trust	55,657	4,869,987
		7,473,425
HEALTH CARE 8.2%
Cogdell Spencer	151,678	900,967
HCP	34,806	1,320,540
Health Care REIT	46,810	2,454,717
Nationwide Health Properties	40,878	1,738,541
Senior Housing Properties Trust	54,349	1,252,201
Ventas	46,187	2,507,954
		10,174,920
HOTEL 6.0%
Chesapeake Lodging Trust	30,812	536,437
DiamondRock Hospitality Co.	47,141	526,565
Hersha Hospitality Trust	133,619	793,697
Hospitality Properties Trust	27,384	633,939
Host Hotels & Resorts	69,244	1,219,387
Hyatt Hotels Corp., Class A (d)	28,321	1,218,936
Starwood Hotels & Resorts Worldwide	20,760	1,206,571
Sunstone Hotel Investors (d)	123,793	1,261,451
		7,396,983
INDUSTRIAL 4.9%
ProLogis	380,566	6,081,445

	Number of Shares	Value
OFFICE 8.8%
BioMed Realty Trust	30,087	$572,255
Boston Properties	49,443	4,689,669
Brandywine Realty Trust	101,171	1,228,216
Douglas Emmett	32,938	617,587
Hudson Pacific Properties	42,700	627,690
Liberty Property Trust	55,240	1,817,396
Mack-Cali Realty Corp.	19,374	656,779
SL Green Realty Corp.	8,512	640,102
		10,849,694
OFFICE/INDUSTRIAL 0.5%
PS Business Parks	10,688	619,263
RESIDENTIAL 20.0%
APARTMENT 19.0%
Apartment Investment & Management Co.	84,828	2,160,569
Associated Estates Realty Corp.	62,718	995,962
AvalonBay Communities	25,352	3,044,268
BRE Properties	33,807	1,595,014
Campus Crest Communities	51,000	603,330
Education Realty Trust	58,681	471,209
Equity Residential	128,776	7,264,254
Essex Property Trust	14,285	1,771,340
Home Properties	27,900	1,644,705
Post Properties	26,666	1,046,641
UDR	117,033	2,852,094
		23,449,386
MANUFACTURED HOME 1.0%
Equity Lifestyle Properties	21,444	1,236,246
TOTAL RESIDENTIAL		24,685,632

	Number of Shares	Value
SELF STORAGE 5.0%
Extra Space Storage	30,600	$633,726
Public Storage	44,581	4,944,478
U-Store-It Trust	52,796	555,414
		6,133,618
SHOPPING CENTER 18.7%
COMMUNITY CENTER 6.3%
Acadia Realty Trust	91,095	1,723,517
Developers Diversified Realty Corp.	131,709	1,843,926
Kimco Realty Corp.	64,374	1,180,619
Ramco-Gershenson Properties Trust	46,922	587,933
Regency Centers Corp.	34,392	1,495,364
Urstadt Biddle Properties-Class A	48,776	927,720
		7,759,079
REGIONAL MALL 12.4%
General Growth Properties	182,047	2,818,088
Pennsylvania REIT	44,149	630,006
Simon Property Group	110,657	11,858,004
		15,306,098
TOTAL SHOPPING CENTER		23,065,177
SPECIALTY 1.7%
Digital Realty Trust	16,146	938,728
DuPont Fabros Technology	46,422	1,125,734
		2,064,462
TOTAL REAL ESTATE		98,544,619
TOTAL COMMON STOCK (Identified cost—$72,599,322)		98,772,619
PREFERRED SECURITIES—$25 PAR VALUE 15.6%
BANK—FOREIGN 0.3%
National Westminster Bank PLC, 7.76%, Series C	13,358	321,126

	Number of Shares	Value
INSURANCE—MULTI-LINE—FOREIGN 0.3%
ING Groep N.V., 7.375%	15,000	$360,450
REAL ESTATE 15.0%
DIVERSIFIED 3.5%
Capital Lease Funding, 8.125%, Series A	20,000	495,600
Cousins Properties, 7.75%, Series A	26,725	670,798
DuPont Fabros Technology, 7.875%, Series A	20,000	501,000
DuPont Fabros Technology, 7.625%, Series B	10,000	248,500
Forest City Enterprises, 7.375%, due 2/1/34, Class A	38,000	909,340
Lexington Realty Trust, 6.50%, Series C ($50 par value)	24,900	1,062,981
Lexington Realty Trust, 7.55%, Series D	16,500	389,730
		4,277,949
HEALTH CARE 0.6%
Health Care REIT, 7.625%, Series F	14,100	359,973
Health Care REIT, 6.50%, Series I ($50 Par Value)(Convertible)	8,000	416,800
		776,773
HOTEL 1.3%
Hospitality Properties Trust, 7.00%, Series C	16,000	389,600
LaSalle Hotel Properties, 7.25%, Series G	8,900	211,820
Pebblebrook Hotel Trust, 7.875%, Series A	35,000	874,650
Sunstone Hotel Investors, 8.00%, Series A	8,225	203,240
		1,679,310
INDUSTRIAL 0.5%
ProLogis Trust, 6.75%, Series F	25,000	591,250
OFFICE 0.9%
BioMed Realty Trust, 7.375%, Series A	32,800	837,712
Parkway Properties, 8.00%, Series D	10,000	248,100
		1,085,812
OFFICE/INDUSTRIAL 0.7%
PS Business Parks, 6.70%, Series P	33,538	818,327

	Number of Shares	Value
RESIDENTIAL 2.8%
APARTMENT 2.2%
Alexandria Real Estate Equities, 7.00%, Series D	35,000	$899,500
Apartment Investment & Management Co., 7.75%, Series U	75,000	1,872,750
		2,772,250
MANUFACTURED HOME 0.6%
Equity Lifestyle Properties, 8.034%, Series A	28,000	694,120
TOTAL RESIDENTIAL		3,466,370
SELF STORAGE 0.5%
Public Storage, 6.50%, Series P	25,000	641,250
SHOPPING CENTER 3.5%
COMMUNITY CENTER 2.2%
Cedar Shopping Centers, 8.875%, Series A	25,000	626,250
Developers Diversified Realty Corp., 7.375%, Series H	19,900	493,520
Kite Realty Group Trust, 8.25%, Series A	10,000	243,600
Regency Centers Corp., 7.25%, Series D	19,020	473,408
Saul Centers, 8.00%, Series A	18,700	476,850
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(b)	4,000	415,420
		2,729,048
REGIONAL MALL 1.3%
CBL & Associates Properties, 7.75%, Series C	16,000	398,400
CBL & Associates Properties, 7.375%, Series D	49,998	1,215,451
Simon Property Group, 8.375%, Series J ($50 par value)(b)	216	13,219
		1,627,070
TOTAL SHOPPING CENTER		4,356,118
SPECIALTY 0.7%
Entertainment Properties Trust, 9.00%, Series E	30,000	828,900
TOTAL REAL ESTATE		18,522,059
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$17,230,568)		19,203,635

	Number of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES 0.9%
BANK 0.5%
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series I	500	$561,562
INSURANCE—PROPERTY CASUALTY 0.4%
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(a)	390,000	510,900
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$883,146)		1,072,462

	Principal Amount
CORPORATE BONDS 1.3%
REAL ESTATE
OFFICE 0.4%
BR Properties SA, 9.00%, due 10/29/49, 144A (Brazil)(a),(b)	$500,000	496,875
SHOPPING CENTER 0.9%
BR Malls International Finance Ltd., 8.50%, due 1/29/49, 144A (Brazil)(a)	500,000	525,000
General Shopping Finance Ltd., 10.00%, due 11/29/49, 144A (Cayman Islands)(a)	620,000	630,850
		1,155,850
TOTAL CORPORATE BONDS (Identified cost—$1,620,000)		1,652,725

	Number of Shares
SHORT-TERM INVESTMENTS 1.4%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.01%(e)	850,000	850,000
State Street Institutional Liquid Reserves Fund, 0.19%(e)	850,000	850,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,700,000)		1,700,000

		Value

TOTAL INVESTMENTS (Identified cost—$94,033,036)	99.3%	$122,401,441

OTHER ASSETS IN EXCESS OF LIABILITIES	0.7	902,466

NET ASSETS (Equivalent to $13.02 per share based on 9,469,073 shares of common stock outstanding)	100.0%	$123,303,907

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.9% of net assets of the Fund, of which 0.6% is illiquid.

(b) Illiquid security. Aggregate holdings equal 0.9% of net assets of the Fund.

(c) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.2% of net assets of the Fund.

(d) Non-income producing security.

(e) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty when such prices are believed by the Board of Directors to reflect the fair market value.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock – Bank	$228,000	$—	$—	$228,000
Common Stock – Other Industries	98,544,619	98,544,619	—	—
Preferred Securities – $25 Par Value	19,203,635	19,203,635	—	—
Preferred Securities – Capital Securities	1,072,462	—	1,072,462	—
Corporate Bonds	1,652,725	—	1,652,725	—
Money Market Funds	1,700,000	—	1,700,000	—
Total Investments	$122,401,441	$117,748,254	$4,425,187	$228,000

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Total Investments in Securities	Common Stock – Bank	Corporate Bonds – Real Estate – Office
Balance as of December 31, 2010	$725,500	$228,000	$497,500
Change in unrealized appreciation (depreciation)	(625)	—	(625)
Transfers in and/or out of Level 3	(496,875)	—	(496,875)
Balance as of March 31, 2011	$228,000	$228,000	$—

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 security has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Income Tax Information

As of March 31, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$28,614,558
Gross unrealized depreciation	(246,153)
Net unrealized appreciation	$28,368,405
Cost for federal income tax purposes	$94,033,036

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2011